Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans
The amounts recognised in the balance sheet were as follows:

	Group
	2021	2020
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	1,573	496
Funded defined benefit pension scheme - deficit	—	(361)
Unfunded pension and post-retirement medical benefits	(37)	(42)
Total net assets	1,536	93

Disclosure of Pension Remeasurements Included in Other Comprehensive income	Remeasurement losses/(gains) recognised in other comprehensive income during the year were as follows:

			Group
	2021	2020	2019
	£m	£m	£m
Pension remeasurement	(1,263)	505	523

Disclosure of Total Defined Benefit Plan Amount Charged to the Income Statement
The total amount charged to the income statement was as follows:

			Group
	2021	2020	2019
	£m	£m	£m
Net interest income	(5)	(10)	(24)
Current service cost	38	36	34
Past service and GMP costs	—	1	1
Past service curtailment costs	5	—	—
Administration costs	8	8	8
	46	35	19

Summary of Amounts Recognised in Other Comprehensive Income
The amounts recognised in other comprehensive income were as follows:

			Group
	2021	2020	2019
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	(452)	(1,328)	(873)
Actuarial (gains)/losses arising from changes in demographic assumptions	(17)	34	42
Actuarial gains arising from experience adjustments	(19)	(141)	(40)
Actuarial (gains)/losses arising from changes in financial assumptions	(775)	1,940	1,394
Pension remeasurement	(1,263)	505	523

Disclosure Of Movements In The Present Value Of Defined Benefit Obligations
Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2021	2020
	£m	£m
At 1 January	(13,894)	(12,165)
Current service cost paid by Santander UK plc	(29)	(24)
Current service cost paid by other subsidiaries	(9)	(12)
Interest cost	(188)	(253)
Employer salary sacrifice contributions	(9)	(2)
Past service cost	—	(1)
Past service curtailment costs	(5)	—
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	17	(34)
– Experience adjustments	19	141
– Changes in financial assumptions	775	(1,940)
Benefits paid	398	396
Derecognition of pension scheme liabilities arising from the sale of PSA	41	—
At 31 December	(12,884)	(13,894)

Disclosure of Movements in Fair Value of Schemes' Assets
Movements in the fair value of the schemes’ assets were as follows:

	Group
	2021	2020
	£m	£m
At 1 January	13,987	12,555
Interest income	193	263
Contributions paid by employer and scheme members	247	245
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	452	1,328
Benefits paid	(398)	(396)
Derecognition of pension scheme assets arising from the sale of PSA	(53)	—
At 31 December	14,420	13,987

Disclosure of Fair Value of Plan Assets
The composition and fair value of the schemes’ assets by category was:

							Group
	Quoted prices in active markets		Prices not quoted in active markets		Total		Valuation
2021	£m	%	£m	%	£m	%	Technique
UK equities	38	—	—	—	38	—	A
Overseas equities	1,401	10	1,065	7	2,466	17	A,C
Corporate bonds	1,607	11	312	2	1,919	13	A,C
Government fixed interest bonds	2,788	19	—	—	2,788	19	A
Government index-linked bonds	9,159	64	—	—	9,159	64	A
Property	—	—	1,409	10	1,409	10	B
Derivatives	—	—	(83)	(1)	(83)	(1)	A
Cash	—	—	2,290	16	2,290	16	A
Repurchase agreements(1)	—	—	(6,582)	(45)	(6,582)	(45)	A
Infrastructure	—	—	390	3	390	3	B,C
Annuities	—	—	298	2	298	2	D
Longevity swap	—	—	(8)	—	(8)	—	D
Other	—	—	336	2	336	2	C
	14,993	104	(573)	(4)	14,420	100
2020
UK equities	40	—	—	—	40	—	A
Overseas equities	1,271	9	1,004	7	2,275	16	A,C
Corporate bonds	1,121	8	457	3	1,578	11	A,C
Government fixed interest bonds	1,618	12	—	—	1,618	12	A
Government index-linked bonds	6,695	48	—	—	6,695	48	A
Property	—	—	1,454	10	1,454	10	B
Derivatives	—	—	312	2	312	2	A
Cash	—	—	1,161	8	1,161	8	A
Repurchase agreements(1)	—	—	(2,198)	(15)	(2,198)	(15)	A
Infrastructure	—	—	406	3	406	3	B,C
Annuities	—	—	317	2	317	2	D
Longevity swap	—	—	—	—	—	—	D
Other	—	—	329	3	329	3	C
	10,745	77	3,242	23	13,987	100
(1)    Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes
The principal actuarial assumptions used for the defined benefit schemes were:

	Group
	2021	2020	2019
	%	%	%
To determine benefit obligations(1):
– Discount rate for scheme liabilities	1.9	1.3	2.1
– General price inflation	3.4	3.0	3.0
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	3.2	2.9	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.5	27.5	27.3
– Females	30.1	30.0	29.8
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	29.0	29.0	28.9
– Females	31.6	31.5	31.3

(1) The discount rate and inflation related assumptions set out in the table at 31 December 2021 reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

Summary of Actuarial Assumption Sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
	Change in pension obligation at period end from	2021	2020
Assumption		£m	£m
Discount rate	25 bps increase	(571)	(662)
General price inflation(1)	25 bps increase	392	480
Mortality	Each additional year of longevity assumed	478	515
(1)The general price inflation sensitivity of £365m at 31 December 2020 has been restated to correct an administrative error. The correction does not impact the actual reported values.

Disclosure of Defined Benefit Plan Expected Future Benefit Payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2022	387
2023	335
2024	356
2025	381
2026	401
Five years ending 2031	2,240